Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	$ 223,329	$ 171,806
Amounts due from banks	18,111	28,206
Receivables from securities financing transactions measured at amortized cost	118,302	74,128
Cash collateral receivables on derivative instruments	43,959	32,300
Loans and advances to customers	587,347	405,633
Other financial assets measured at amortized cost	59,279	54,334
Total financial assets measured at amortized cost	1,050,326	766,407
Financial assets at fair value held for trading	159,223	135,098
of which: assets pledged as collateral that may be sold or repledged by counterparties	38,532	44,524
Derivative financial instruments	186,435	131,728
Brokerage receivables	25,858	20,883
Financial assets at fair value not held for trading	95,203	63,754
Total financial assets measured at fair value through profit or loss	466,719	351,463
Financial assets measured at fair value through other comprehensive income	2,195	2,233
Investments in associates	2,306	983
Property, equipment and software	12,091	11,044
Goodwill and intangible assets	6,661	6,265
Deferred tax assets	10,481	9,244
Other non-financial assets	17,282	8,377
Total assets	1,568,060	1,156,016
Liabilities
Amounts due to banks	23,347	16,720
Payables from securities financing transactions measured at amortized cost	14,824	5,782
Cash collateral payables on derivative instruments	36,366	34,886
Customer deposits	749,476	555,673
Funding from UBS Group AG measured at amortized cost	107,918	67,282
Debt issued measured at amortized cost	101,104	69,784
Other financial liabilities measured at amortized cost	21,762	12,713
Total financial liabilities measured at amortized cost	1,054,796	762,840
Financial liabilities at fair value held for trading	35,247	31,712
Derivative financial instruments	180,678	140,707
Brokerage payables designated at fair value	49,023	42,275
Debt issued designated at fair value	102,567	86,341
Other financial liabilities designated at fair value	34,041	27,366
Total financial liabilities measured at fair value through profit or loss	401,555	328,401
Provisions	5,131	2,524
Other non-financial liabilities	11,911	6,682
Total liabilities	1,473,394	1,100,448
Equity
Share capital	386	386
Share premium	84,777	24,638
Retained earnings	7,838	28,235
Other comprehensive income recognized directly in equity, net of tax	1,002	1,974
Equity attributable to shareholders	94,003	55,234
Equity attributable to non-controlling interests	662	335
Total equity	94,666	55,569
Total liabilities and equity	$ 1,568,060	$ 1,156,016